Accounts receivable	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounts receivable

7. Accounts receivable

December 31,	Notes	2025	2024
Receivables from contracts with customers
Third parties
Iron Ore Solutions		1,276	1,540
Vale Base Metals		944	788
Other		16	19
Related parties	33(b)	115	63
Accounts receivable		2,351	2,410
Expected credit loss		(54)	(52)
Accounts receivable, net		2,297	2,358

Provisionally priced commodities sales - The Company is mainly exposed to iron ore and copper price risk. The determination of the final sales price for these commodities is based on the pricing period outlined in the sales contracts, typically occurring after the revenue recognition date. Consequently, the Company initially recognizes revenue using a provisional invoice. Subsequently, the receivables associated with provisionally priced products are measured at fair value through profit or loss (note 19). Any fluctuations in the value of these receivables are reflected in the Company's net operating revenue. In the year ended December 31, 2025, the net operating revenue arising from fair value adjustments to provisionally priced contracts totaled US$548.

The sensitivity of the Company’s risk related to the final settlement of provisionally priced accounts receivable is detailed below:

	December 31, 2025
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on revenue (US$ million)
Iron ore	19,006	107	+-10%	+- 203
Pellet	157	102	+-10%	+- 2
Copper	61	11,044	+-10%	+- 75

Accounting policy

The accounts receivables represent the amounts receivable from the sale of products and services rendered by the Company and are recognized at fair value and subsequently measured at amortized cost using the effective interest method, except for the components related to commodity sales with provisional pricing, which are subsequently measured at fair value through profit or loss.

The Company applies the IFRS 9 - Financial Instruments simplified approach for measuring expected credit losses. This approach utilizes a lifetime expected loss allowance for the accounts receivable measured at amortized cost. A provision matrix, established by the Company, forms the basis for this measurement. The matrix incorporates historical credit loss experience, adjusted for forward-looking factors specific to the economic environment, and considers any financial guarantees associated with these accounts receivables.